EQUITY (Details Narrative) - USD ($)										1 Months Ended		12 Months Ended
		Dec. 23, 2024	Jun. 28, 2024	Jun. 18, 2024	Jun. 17, 2024	May 31, 2024	Dec. 29, 2023	Oct. 02, 2023	Sep. 27, 2023	Dec. 31, 2024	Jul. 31, 2024	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022	Dec. 30, 2024	Dec. 18, 2023
Subsidiary, Sale of Stock [Line Items]
Proceeds from initial offering														$ 8,047,695
Share-based compensation expense												946,444		861,551
Convertible promissory notes												335,415
Proceeds from issuance of private placement												$ 1,004,439
Ordinary shares, dividends declared per share												$ 0		$ 0
Mlink Limited [Member]
Subsidiary, Sale of Stock [Line Items]
Attributable equity interest										100.00%		100.00%					100.00%
2023 Equity Incentive Plan [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares authorized for issuance																		4,400,000
Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock		900,000
Ordinary shares, par value						$ 0
Number of shares issued for acquisition of assets												900,000
Ordinary shares, shares authorized						Unlimited						Unlimited	[1]	Unlimited	[1]
Ordinary shares, shares issued	[1]									7,707,676		7,707,676		2,857,153
Ordinary shares, shares outstanding	[1]									7,707,676		7,707,676		2,857,153
Ordinary shares, voting rights												Holders of Class A Ordinary Share are entitled to one (1) vote per share.
Ordinary shares, conversion terms												In no event shall Class A Ordinary Share be convertible into Class B Ordinary Share.
Common Class A [Member] | Mlink Limited [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued for acquisition												1,250,000
Common Class A [Member] | Promissory Notes [Member]
Subsidiary, Sale of Stock [Line Items]
Number of new stock issued												430,326
Convertible promissory notes												$ 335,415
Conversion price per share										$ 0.78		$ 0.78
Common Class A [Member] | 2023 Equity Incentive Plan [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued of employee beneifts			295,000							327,681	327,681
Number of new stock issued			295,000							327,681	327,681
Shares approved and granted							2,350,000
Common Class A [Member] | Consultant [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued				24,572	172,000					506,303
Common Class A [Member] | Consultant One [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued				85,714	600,000
Common Class B [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary shares, par value						$ 0
Ordinary shares, shares authorized						Unlimited						Unlimited	[1]	Unlimited	[1]
Ordinary shares, shares issued	[1]									285,715		285,715		285,715
Ordinary shares, shares outstanding	[1]									285,715		285,715		285,715
Ordinary shares, voting rights												Holders of Class B Ordinary Share are entitled to eighteen (18) votes per share.
Ordinary shares, conversion terms												Each Class B Ordinary Share is convertible into one Class A Ordinary Share at any time at the option of the holder thereof. The right to convert shall be exercisable by the holder of the Class B Ordinary Share delivering a written notice to the Company that such holder elects to convert a specified number of Class B Ordinary Shares into Class A Ordinary Share.
IPO [Member] | Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock								2,000,000
Share price per share								$ 5.00
Proceeds from initial offering								$ 8,047,695
Private Placement [Member] | Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Number of new stock issued												1,030,927
Proceeds from issuance of private placement												$ 1,004,439
Underwriting Agreement [Member] | IPO [Member] | Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock									2,000,000
Ordinary shares, par value									$ 0
Share price per share									$ 5.00

[1]	The consolidated financial statements give retroactive to the June 18, 2024 one-for-seven reverse share split.